Income Taxes - Schedule of Income Tax Credit (Expense) (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Operating losses	$ 14,734	$ 11,023
Total deferred tax assets	14,734	11,023
Less: valuation allowance	(9,045)	(8,909)	$ (10,937)	$ (14,156)
Net deferred tax assets	$ 5,689	$ 2,114